Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Debentures Tables
Convertible debentures
	December 31, 2016 $	December 31, 2015 $

Power Up Lending Group Ltd. on December 19, 2016, unsecured, bears interest at 8% per annum, due September 30, 2017 and convertible into common stock at 58% of average of the three lowest trading prices for the ten trading days prior to conversion	33,000	—

Crown Bridge Partners, LLC. on September 13, 2016, unsecured, bears interest at 8% per annum, due September 30, 2017 and convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion	30,000	—

JMJ Financial on December 15, 2015, unsecured, bears interest at 6% per annum, due August 15, 2017 and convertible into common stock at the lesser of $0.0131 per share or 60% of the average of the three lowest trading prices in the twenty trading days prior to conversion (converted during the year ended December 31, 2016)	—	27,778

JMJ Financial on August 12, 2015, unsecured, bears interest at 6% per annum, due December 15, 2017 and convertible into common stock at the lesser of $0.0131 per share or 60% of the average of the three lowest trading prices in the twenty trading days prior to conversion (converted during the year ended December 31, 2016)	—	55,556

Crown Bridge Partners, LLC. on September 28, 2015, unsecured, bears interest at 10% per annum, due September 28, 2016 and convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion	9,497	33,500

Crown Bridge Partners, LLC. on July 7, 2015, unsecured, bears interest at 10% per annum, due July 7, 2016 and convertible into common stock at 58% of the lowest trading price for the ten trading days prior to conversion (converted during the year ended December 31, 2016)	—	46,000

	72,497	162,834

Less: unamortized discount	(65,134)	(65,742)

Long-term portion	7,363	97,092